INCOME TAXES TEMPORARY DIFFERENCES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ 7	$ 18
Investments	430	1
Future policy benefits	(31)	21
Participating policyholder liabilities	55	0
Deferred acquisition costs	38	0
Tax credit carryforwards	4	2
Other	$ (13)	2
Deferred tax asset		$ 44	$ 0